Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Disclosure of detailed information about hedges	The percentage of the nominal amount of derivatives affected with a maturity date after the transition date of the reform represents 4.85% of the total hedging derivatives:

EUR million

USD LIBOR
Total hedging instruments affected
Fair value hedges	14,223
Interest rate risk	14,223
Cash flow hedges	12,034
Interest rate risk	12,034
26,257
Post-transition date agreement
Fair value hedges	11,241
Interest rate risk	11,241
Cash flow hedges	7,830
Interest rate risk	7,830
19,071
As for the hedged items directly affected by the uncertainties related to the IBOR reforms, their nominal amount is shown below, which represents 2.02% of the total notional amount hedged:

EUR million

USD LIBOR
Total hedge items directly affected
Fair value hedges	190
Interest rate risk	190
Cash flow hedges	11926
Interest rate risk	11,926
12,116
Post-transition date agreement
Fair value hedges	190
Interest rate risk	190
Cash flow hedges	7732
Interest rate risk	7,732
7,922

Schedule of details of hedging instruments
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2021, 2020 and 2019:

Million euros
	2021
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	206,957	2,528	2,656	1,079
Interest rate risk	176,176	2,227	1,778	591	Hedging derivatives
Of which:
Interest rate swap	66,904	1,668	920	(377)
Call money swap	97,321	1	734	714
Exchange rate risk	21,238	7	423	287	Hedging derivatives
Fx forward	13,909	7	423	22
Future interest rate	7,329	—	—	265
Interest rate and exchange rate risk	9,326	294	452	200	Hedging derivatives
Of which:
Interest rate swap	1,650	12	9	(7)
Currency swap	7,397	281	443	192
Inflation risk	44	—	1	—	Hedging derivatives
Credit risk	173	—	2	1	Hedging derivatives

Cash flow hedges	160,397	2,034	2,157	(1,703)
Interest rate risk	99,648	156	420	(526)	Hedging derivatives
Of which:
Future interest rate	7,652	—	—	(155)
Interest rate swap	69,471	70	155	(212)
Call money swap	16,846	20	182	(409)
Exchange rate risk	27,343	396	657	(112)	Hedging derivatives
Of which:
FX forward	8,381	280	42	26
Currency swap	15,004	100	606	(133)
Interest rate and exchange rate risk	21,609	1,425	400	(815)	Hedging derivatives
Of which:
Interest rate swap	3,604	95	2	(112)
Currency swap	17,005	1,330	393	(702)
Inflation risk	11,741	52	679	(247)	Hedging derivatives
Of which:
Currency swap	10,503	51	678	(232)
Equity risk	56	5	1	(3)	Hedging derivatives

Hedges of net investments in foreign operations	25,594	199	650	—
Exchange rate risk	25,594	199	650	—	Hedging derivatives
FX forward	25,594	199	650	—
	392,948	4,761	5,463	(624)

EUR million
	2020
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	199,260	4,199	4,671	(451)
Interest rate risk	181,582	3,528	3,850	(456)	Hedging derivatives
Of which:
Interest rate swap	94,713	2,985	2,747	(27)
Call money swap	69,740	184	886	(486)
Exchange rate risk	9,037	293	47	11	Hedging derivatives
Of which:
FX forward	8,422	210	47	11
Interest rate and exchange rate risk	8,434	378	771	(11)	Hedging derivatives
Of which:
Currency swap	7,704	370	757	(4)
Credit risk	207	—	3	5	Hedging derivatives

Cash flow hedges	139,156	3,436	1,739	232
Interest rate risk	74,731	478	522	75	Hedging derivatives
Of which:
Future interest rate	7,492	—	322	(208)
Interest rate swap	46,547	237	108	135
Call money swap	12,123	204	7	145
Exchange rate risk	23,483	555	802	(401)	Hedging derivatives
Of which:
FX forward	9,151	265	195	(155)
Currency swap	13,425	283	600	(103)
Interest rate and exchange rate risk	27,021	2,362	275	679	Hedging derivatives
Of which:
Currency swap	19,682	2,100	264	550
Inflation risk	13,907	36	140	(129)	Hedging derivatives
Of which:
Interest rate swap	5,218	262	—	129
Currency swap	10,206	26	136	(132)
Equity risk	14	5	—	8	Hedging derivatives

Hedges of net investments in foreign operations	22,210	690	459	3
Exchange rate risk	22,210	690	459	3	Hedging derivatives
FX forward	22,210	690	459	—
	360,626	8,325	6,869	(216)

EUR million
	2019
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	202,548	3,570	3,649	(1,522)
Interest rate risk	183,586	3,032	3,160	(1,346)	Hedging derivatives
Of which:
Future interest rate	12,325	—	32	(476)
Interest rate swap	117,439	2,651	2,297	(429)
Call money swap	44,791	91	472	(295)
Exchange rate risk	10,006	73	55	(60)	Hedging derivatives
Of which:
Fx forward	9,722	49	54	(60)
Interest rate and exchange rate risk	8,698	465	428	(116)	Hedging derivatives
Of which:
Currency swap	7,552	449	423	(67)
Inflation risk	0	—	0	5	Hedging derivatives
Credit risk	258	—	6	(5)	Hedging derivatives

Cash flow hedges	135,439	3,398	1,618	(1,540)
Interest rate risk	55,810	277	261	(267)	Hedging derivatives
Of which:
Futures	21,655	33	147	(93)
Interest rate swap	21,492	99	97	(105)
Call money swap	6,164	30	12	8
Exchange rate risk	31,803	463	660	(405)	Hedging derivatives
Of which:
FX forward	10,595	237	216	(145)
Currency swap	11,030	214	433	(365)
Futures	9,290	—	—	113
Interest rate and exchange rate risk	38,938	2,625	640	(826)	Hedging derivatives
Of which:
Interest rate swap	7,347	133	5	201
Currency swap	27,044	2,492	622	(1,020)
Inflation risk	8,830	33	53	(44)	Hedging derivatives
Of which:
FX forward	2,230	5	4	4
Currency swap	6,511	28	42	(44)
Equity risk	58	—	4	2	Hedging derivatives

Hedges of net investments in foreign operations	24,477	248	781	0
Exchange rate risk	24,477	248	781	0	Hedging derivatives
FX forward	24,477	248	781	—
	362,464	7,216	6,048	(3,062)

Schedule of maturity profile of hedging instruments
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2021
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,546	11,786	45,119	114,828	29,678	206,957
Interest rate risk	4,324	9,978	33,873	103,216	24,785	176,176
Of which:
Interest rate swap	267	2,138	4,189	42,398	17,912	66,904
Call money swap	3,716	7,527	25,588	56,120	4,370	97,321
Exchange rate risk	598	1,712	11,013	5,550	2,365	21,238
Fx forward	598	1,712	11,013	586	—	13,909
Future interest rate	—	—	—	4,964	2,365	7,329
Interest rate and exchange rate risk	624	77	199	5,898	2,528	9,326
Of which:
Interest rate swap	—	—	—	1,232	418	1,650
Currency swap	624	72	198	4,437	2,066	7,397
Inflation risk	—	—	—	44	—	44
Credit risk	—	19	34	120	—	173

Cash flow hedges	17,674	3,208	20,459	102,833	16,223	160,397
Interest rate risk	13,047	1,061	9,875	68,867	6,798	99,648
Of which:
Future interest rate	7,097	—	244	311	—	7,652
Interest rate swap	2,336	310	7,759	58,930	136	69,471
Call money swap	1,202	751	858	7,920	6,115	16,846
Exchange rate risk	3,438	1,348	3,195	15,506	3,856	27,343
Of which:
FX forward	2,406	1,309	1,947	2,719	—	8,381
Currency swap	1,032	39	1,248	9,885	2,800	15,004
Interest rate and exchange rate risk	860	336	5,924	11,165	3,324	21,609
Of which:
Interest rate swap	—	—	—	2,505	1,099	3,604
Currency swap	860	336	5,924	7,660	2,225	17,005
Inflation risk	329	463	1,463	7,246	2,240	11,741
Of which:
Currency swap	82	339	597	7,245	2,240	10,503
Equity risk	—	—	2	49	5	56

Hedges of net investments in foreign operations:	4,097	5,346	13,235	2,916	—	25,594
Exchange rate risk	4,097	5,346	13,235	2,916	—	25,594
FX forward	4,097	5,346	13,235	2,916	—	25,594
	27,317	20,340	78,813	220,577	45,901	392,948

EUR million
	31 December 2020
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	7,132	14,221	44,897	95,343	37,667	199,260
Interest rate risk	5,616	9,667	39,921	90,913	35,465	181,582
Of which:
Interest rate swap	3,943	4,804	24,807	33,333	27,826	94,713
Call money swap	1,021	4,662	11,241	49,624	3,192	69,740
Exchange rate risk	1,516	4,264	3,257	—	—	9,037
Of which:
Fx forward	901	4,264	3,257	—	—	8,422
Interest rate and exchange rate risk	—	282	1,711	4,239	2,202	8,434
Of which:
Currency swap	—	282	1,711	3,607	2,104	7,704
Credit risk	—	8	8	191	—	207

Cash flow hedges	10,489	11,629	44,127	61,186	11,725	139,156
Interest rate risk	6,019	6,707	33,070	26,959	1,976	74,731
Of which:
Future interest rate	5,213	—	—	2,279	—	7,492
Interest rate swap	806	4,626	29,511	11,219	385	46,547
Call money swap	—	1,502	1,550	7,890	1,181	12,123
Exchange rate risk	1,746	2,336	4,616	13,071	1,714	23,483
Of which:
FX forward	1,532	2,243	3,040	2,336	—	9,151
Currency swap	214	93	1,576	9,828	1,714	13,425
Interest rate and exchange rate risk	1,691	972	5,634	15,687	3,037	27,021
Of which:
Interest rate swap	816	—	981	2,402	1,019	5,218
Currency swap	875	972	4,653	11,164	2,018	19,682
Inflation risk	1,033	1,614	807	5,456	4,997	13,907
Of which:
Currency swap	33	181	229	4,766	4,997	10,206
Equity risk	—	—	—	13	1	14

Hedges of net investments in foreign operations:	2,435	5,086	12,831	1,858	—	22,210
Exchange rate risk	2,435	5,086	12,831	1,858	—	22,210
FX forward	2,435	5,086	12,831	1,858	—	22,210
	20,056	30,936	101,855	158,387	49,392	360,626

EUR million
	31 December 2019
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,816	14,591	43,236	90,707	48,198	202,548
Interest rate risk	5,468	9,055	37,627	86,119	45,317	183,586
Of which:
Future interest rate	16	—	606	6,066	5,637	12,325
Interest rate swap	734	3,532	24,382	62,474	26,317	117,439
Call money swap	4,674	5,318	12,085	14,653	8,061	44,791
Exchange rate risk	333	4,090	5,172	411	—	10,006
Of which:
Fx forward	329	4,090	5,082	221	—	9,722
Interest rate and exchange rate risk	15	1,432	437	3,933	2,881	8,698
Credit risk	—	14	—	244	0	258

Cash flow hedges	16,506	5,912	38,678	62,119	12,224	135,439
Interest rate risk	13,023	2,179	13,011	26,332	1,265	55,810
Of which:
Futures	12,304	385	3,196	5,770	—	21,655
Interest rate swap	460	864	7,441	12,585	142	21,492
Call money swap	—	398	1,253	3,925	588	6,164
Exchange rate risk	2,300	2,572	14,324	11,753	854	31,803
Of which:
Future interest rate	—	—	9,290	—	—	9,290
FX forward	2,173	1,746	3,404	3,272	—	10,595
Currency swap	127	826	1,630	7,593	854	11,030
Interest rate and exchange rate risk	1,086	308	9,221	20,782	7,541	38,938
Of which:
Interest rate swap	—	—	1,917	2,880	2,550	7,347
Currency swap	1,086	308	5,553	15,106	4,991	27,044
Inflation risk	97	853	2,114	3,204	2,562	8,830
Of which:
FX forward	—	117	1,205	908	—	2,230
Currency swap	97	736	909	2,207	2,562	6,511
Equity risk	—	—	8	48	2	58

Hedges of net investments in foreign operations	2,735	4,191	14,192	3,359	—	24,477
Exchange rate risk	2,735	4,191	14,192	3,359	—	24,477
FX forward	2,735	4,191	14,192	3,359	—	24,477
	25,057	24,694	96,106	156,185	60,422	362,464

Schedule of details of hedged exposure/hedged items
Regarding the hedged items, the products that are being hedged are mainly: borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities. The following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2021, 2020 and 2019:

	EUR million
	31 December 2021
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	193,949	51,395	462	453	Loans and advances / Deposits and Debt securities / Debt securities issued	(1,061)	—	—
Interest rate risk	125,479	47,347	727	366		(543)	—	—
Exchange rate risk	64,531	—	(282)	—		(343)	—	—
Interest and Exchange rate risk	3,714	4,048	15	87		(173)	—	—
Inflation risk	46	—	—	—		—	—	—
Credit risk	179	—	2	—		(2)	—	—
Cash flow hedges					Deposits and loans and advances / Debt securities / Variable income portfolio / Rest of other assets and liabilities	1,538	(414)	(150)
Interest rate risk						400	(540)	(54)
Exchange rate risk						440	81	8
Interest and Exchange rate risk						69	330	—
Inflation risk						628	(289)	(104)
Equity risk						1	4	0
Net foreign investments hedges	3,282	—	—	—	Equity instruments	—	0	3
Exchange rate risk	3,282	—	—	—		—	—	3
	197,231	51,395	462	453		477	(414)	(147)

	EUR million
	31 December 2020
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	141,608	52,055	3,369	2,914	Loans and advances / Deposits and Debt securities / Debt securities issued	553	—	—
Interest rate risk	128,279	48,137	3,183	2,727		469	—	—
Exchange rate risk	8,718	—	40	—		(13)	—	—
Interest and Exchange rate risk	4,391	3,918	143	187		100	—	—
Credit risk	220	—	3	—		(3)	—	—
Cash flow hedges					Deposits and loans and advances / Debt securities / Variable income portfolio / Rest of other assets and liabilities	532	420	(43)
Interest rate risk						314	(87)	(11)
Exchange rate risk						204	(68)	—
Interest and Exchange rate risk						(87)	680	—
Inflation risk						105	(111)	(32)
Equity risk						(4)	6	—
Net foreign investments hedges	22,150	—	—	—	Equity instruments	—	(11)	14
Exchange rate risk	22,150	—	—	—		—	(11)	14
	163,758	52,055	3,369	2,914		1,085	409	(29)

	EUR million
	31 December 2019
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,958	60,487	2,768	2,298	Loans and advances / Deposits and Debt securities / Debt securities issued	1,583	—	—
Interest rate risk	122,560	55,538	2,764	2,099		1,370	—	—
Exchange rate risk	8,613	—	19	—		58	—	—
Interest and Exchange rate risk	3,532	4,949	(21)	199		154	—	—
Inflation risk	—	—	—	—		(4)	—	—
Credit risk	253	—	6	—		5	—	—
Cash flow hedges					Deposits and loans and advances / Debt securities / Variable income portfolio / Rest of other assets and liabilities	(204)	522	(79)
Interest rate risk						(128)	4	(74)
Exchange rate risk						(32)	130	(4)
Interest and Exchange rate risk						(169)	510	—
Inflation risk						20	(22)	—
Equity risk						7	(2)	(1)
Other risks						98	(98)	—
Net foreign investments hedges	1,070	—	—	—	Equity instruments	—	—	—
Exchange rate risk	1,070	—	—	—		—	—	—
	136,028	60,487	2,768	2,298		1,379	522	(79)

Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income	The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2021
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		18	Gains or losses financial assests/liabilities
Interest rate risk		46
Exchange rate risk		(55)
Interest rate and exchange rate risk		27

Cash flow hedges	(941)	(63)	Gains or losses financial assests/liabilities	(801)	Interest margin/Gains or losses financial assests/liabilities
Interest rate risk	(494)	(33)		269
Exchange rate risk	155	2		(262)
Interest rate and exchange rate risk	(350)	(35)		(350)
Inflation risk	(249)	3		(458)
Equity risk	(3)	—		—
	(941)	(45)		(801)

	EUR million
	31 December 2020
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		104	Gains or losses financial assests/liabilities
Interest rate risk		9
Exchange rate risk		1
Interest rate and exchange rate risk		92
Credit risk		2
Cash flow hedges	(67)	(53)	Gains or losses financial assests/liabilities	851	Interest margin/Gains or losses financial assests/liabilities
Interest rate risk	69	7		118
Exchange rate risk	(194)	9		(132)
Interest rate and exchange rate risk	170	(62)		844
Inflation risk	(121)	(7)		21
Equity risk	9	—		—
Net foreign investments hedges	3	—	Gains or losses financial assests/liabilities	—
Exchange rate risk	3	—		—
	(64)	51		851

	EUR million
	31 December 2019
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		58	Gains or losses financial assests/liabilities
Interest rate risk		5
Risk of Exchange rate		(3)
Risk of interest rate and exchange rate		56
Inflation risks		—
Cash flow hedges	8	(86)	Gains or losses financial assests/liabilities	(1,112)	Interest margin/Gains or losses financial assests/liabilities
Interest rate risk	(263)	1		8
Exchange rate risk	145	(34)		(364)
Interest rate and exchange rate risk	168	(53)		(769)
Inflation risk	(44)	—		13
Equity risk	2	—		—
Net foreign investments hedges	—	—	Gains or losses financial assests/liabilities	—
Exchange rate risk	—	—		—
	8	(28)		(1,112)

Schedule of movement in hedging components in other comprehensive income
The following table shows the movement in the impact of equity for the year:

EUR million
	2021	2020	2019
Balance at beginning of year	295	300	277
Cash flow hedges
Interest rate risk	(494)	67	(264)
Amounts transferred to income statements	(269)	(118)	(8)
Gain or loss in value CFE - recognized in equity	(225)	185	(256)
Exchange rate risk	155	(194)	146
Amounts transferred to income statements	262	132	364
Gain or loss in value CFE - recognized in equity	(107)	(326)	(218)
Interest rate and exchange rate risk	(350)	170	168
Amounts transferred to income statements	350	(844)	769
Gain or loss in value CFE - recognized in equity	(700)	1,014	(601)
Inflation risk	(249)	(121)	(44)
Amounts transferred to income statements	458	(21)	(13)
Gain or loss in value CFE - recognized in equity	(707)	(100)	(31)
Equity risk	(3)	9	2
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(3)	9	2
Net foreign investments hedges
Exchange rate risk	—	3	—
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	—	3	—
Non-controlling interest	92	56	32
Taxes	278	5	(17)
Balance at end of year	(276)	295	300

Santander UK
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	3,716	7,408	25,525	53,427	5,942	96,018
Average fixed interest rate (%) GBP	0.590	0.420	0.090	0.910	3.130
Average fixed interest rate (%) EUR	0.510	1.740	1.080	0.810	2.610
Average fixed interest rate (%) USD	1.910	0.960	1.440	2.760	4.050
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	127	683	165	975
Average GBP/EUR exchange rate	—	—	1.205	1.159	1.171
Average fixed interest rate (%) EUR	—	—	3.290	2.030	2.620
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,203	572	1,036	8,967	6,115	17,893
Average fixed interest rate (%) GBP	1.970	0.440	0.080	1.290	0.970
Foreign exchange risk
Exchange and interest rate instruments
Nominal	3,218	1,114	2,448	10,897	3,584	21,261
Average GBP/JPY exchange rate	—	142.905	148.856	—	—
Average GBP/EUR exchange rate	1.165	—	1.185	1.159	1.174
Average GBP/USD exchange rate	1.344	1.342	1.332	1.339	1.388
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	739	—	1,000	8,112	2,860	12,711
Average GBP/EUR exchange rate	1.277	—	1.386	1.202	1.200
Average GBP/USD exchange rate	—	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.260	—	1.170	2.720	3.410

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,704	8,481	30,946	53,170	9,050	104,351
Average fixed interest rate (%) GBP	0.690	0.650	0.820	0.730	3.720
Average fixed interest rate (%) EUR	1.180	0.230	3.020	0.980	2.340
Average fixed interest rate (%) USD	1.870	1.720	2.890	2.490	4.160
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	147	776	260	1,183
Average GBP/EUR exchange rate	—	—	1.141	1.170	1.167
Average fixed interest rate (%) EUR	—	—	4.640	1.780	3.560
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	999	2,815	8,869	1,180	13,863
Average fixed interest rate (%) GBP	—	0.460	0.570	1.450	1.330
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,602	2,244	4,317	8,328	1,246	17,737
Average GBP/JPY exchange rate	—	137.977	135.607	132.271	—
Average GBP/EUR exchange rate	—	—	—	1.163	1.179
Average GBP/USD exchange rate	1.293	1.316	1.323	1.304	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,630	—	3,858	11,816	2,792	20,096
Average GBP/EUR exchange rate	—	—	1.354	1.253	1.197
Average GBP/USD exchange rate	1.465	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.010	—	3.180	2.480	3.390

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,118	6,822	32,210	51,307	15,397	110,854
Average fixed interest rate (%) GBP	0.770	0.900	0.880	1.330	3.000
Average fixed interest rate (%) EUR	(0.410)	0.290	2.210	1.360	2.360
Average fixed interest rate (%) USD	—	1.540	1.990	2.690	4.560
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	887	—	394	738	2,019
Average GBP/EUR exchange rate	—	—	—	1.178	1.160
Average GBP/USD exchange rate	—	1.511	—	—	—
Average fixed interest rate (%) EUR	—	—	—	3.520	2.120
Average fixed interest rate (%) USD	—	2.380	—	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	398	1,253	5,490	588	7,729
Average fixed interest rate (%) GBP	—	0.760	0.820	1.460	0.400
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,395	2,491	4,417	7,019	—	15,322
Average GBP/JPY exchange rate	—	145.928	143.086	140.815	—
Average GBP/EUR exchange rate	—	1.144	1.117	1.153	—
Average GBP/USD exchange rate	1.286	1.252	1.293	1.299	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	954	—	7,626	15,089	7,291	30,960
Average GBP/EUR exchange rate	1.274	—	1.169	1.311	1.209
Average GBP/USD exchange rate	—	—	1.536	1.581	1.450
Average fixed interest rate (%) GBP	2.490	—	2.160	2.870	2.960

Banco Santander
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments
Banco Santander, S.A.

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	14	1,822	3,038	21,507	10,031	36,412
Average fixed interest rate (%) GBP	—	—	—	2.139	1.750
Average fixed interest rate (%) EUR	3.859	0.989	(0.031)	1.212	1.532
Average fixed interest rate (%) CHF	—	—	—	0.828	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	4.746	1.449	3.459	2.737	3.374
Average fixed interest rate (%) RON	—	—	—	4.211	3.200
Foreign exchange risk
Exchange and interest rate instruments
Nominal	503	1,634	10,350	586	—	13,073
Average GBP/EUR exchange rate	—	0.882	0.865	0.876	—
Average USD/EUR exchange rate	1.187	1.172	1.180	—	—
Average CNY/EUR exchange rate	7.859	7.717	7.412	—	—
Average PEN/USD exchange rate	—	4.003	—	—	—
Average JPY/EUR exchange rate	132.688	130.741	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	116	1,109	53	3,255	1,279	5,812
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.661
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.730	1.144
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	0.760	1.243
Average fixed interest rate (%) USD/COP	—	5.140	9.470	6.789	7.153
Average fixed interest rate (%) COP/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.529
Average CZK/EUR exchange rate	—	—	—	25.506	—
Average EUR/GBP exchange rate	—	1.176	—	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	—	132.966	126.605
Average MXN/EUR exchange rate	—	—	14.696	—	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.815	4.927
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/CLP exchange rate	—	—	—	0.001	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	—	0.050	—
Credit risk
Credit risk instruments
Nominal	—	19	34	120	—	173

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	9	1,169	1,848	408	3,434
Average fixed interest rate (%) EUR/PEN	—	—	3.441	—	—
Average fixed interest rate (%) EUR/AUD	—	1.632	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.102	1.113	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.208	—	—
Average EUR/AUD exchange rate	—	0.624	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	4,279	—	5,191	38,314	—	47,784
Average fixed interest rate (%) EUR	—	—	(0.465)	(0.258)	—
Average fixed interest rate (%) USD	—	—	1.765	—	—
Average fixed interest rate (%) AUD	—	—	—	1.650	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,778	4,848	11,815	2,916	—	23,357
Average BRL/EUR exchange rate	6.663	6.758	6.841	—	—
Average CLP/EUR exchange rate	943.354	929.690	949.615	—	—
Average COP/EUR exchange rate	—	—	4,538.997	—	—
Average GBP/EUR exchange rate	0.854	0.857	0.855	0.875	—
Average MXN/EUR exchange rate	25.541	25.335	25.192	—	—
Average PLN/EUR exchange rate	4.592	4.582	4.634	—	—
Average USD/EUR exchange rate	—	—	1.167	1.233	—

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,073	409	2,165	17,430	14,294	36,371
Average fixed interest rate (%) GBP	—	—	—	1.375	4.072
Average fixed interest rate (%) EUR	0.647	0.551	0.388	0.820	1.927
Average fixed interest rate (%) CHF	—	—	—	0.800	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	0.698	0.570	2.031	3.004	3.562
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	833	4,149	3,008	—	—	7,990
Average GBP/EUR exchange rate	—	0.901	0.916	—	—
Average USD/EUR exchange rate	1.165	1.171	1.178	—	—
Average COP/USD exchange rate	3,628.140	3,603.595	—	—	—
Average CNY/EUR exchange rate	8.108	8.102	7.997	—	—
Average SAR/EUR exchange rate	4.484	4.514	—	—	—
Average PEN/USD exchange rate	—	3.609	—	—	—
Average AUD/EUR exchange rate	—	1.609	—	—	—
Average JPY/EUR exchange rate	—	124.612	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	282	818	2,621	1,083	4,804
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.660
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) EUR/COP	—	—	4.380	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	2.195	0.568	1.281
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.243
Average fixed interest rate (%) USD/COP	—	—	8.030	6.659	7.231
Average fixed interest rate (%) COP/USD	—	—	6.000	—	—
Average fixed interest rate (%) USD/CLP	—	—	0.930	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.508
Average COP/USD exchange rate	—	—	3,437.200	—	—
Average CZK/EUR exchange rate	—	—	—	25.539	—
Average EUR/GBP exchange rate	—	1.113	—	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	113.370	133.840	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.727	—
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/CLP exchange rate	—	—	0.001	—	—
Average USD/MXN exchange rate	—	—	0.050	—	—

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Credit risk
Credit risk instruments
Nominal	—	8	8	191	—	207
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	1,247	3,242	208	4,697
Average EUR/GBP exchange rate	—	—	1.080	1.102	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.625	—
Average RON/EUR exchange rate	—	—	—	4.810	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Interest rate risk
Bond Forward instruments
Nominal	3,164	5,000	23,000	4,279	—	35,443
Average fixed interest rate (%) EUR	—	(0.258)	(0.250)	(0.236)	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,229	4,554	11,570	1,858	—	20,211
Average BRL/EUR exchange rate	5.270	5.308	6.332	—	—
Average CLP/EUR exchange rate	869.633	861.546	864.339	932.215	—
Average COP/EUR exchange rate	—	—	4.471	—	—
Average GBP/EUR exchange rate	0.909	0.916	0.907	—	—
Average MXN/EUR exchange rate	23.121	25.456	26.788	—	—
Average PLN/EUR exchange rate	4.427	4.420	4.516	—	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	8	106	1,406	16,707	10,219	28,446
Average fixed interest rate (%) GBP	—	—	—	1.430	6.820
Average fixed interest rate (%) EUR	5.300	2.410	3.200	0.790	2.580
Average fixed interest rate (%) CHF	—	—	—	0.800	0.400
Average fixed interest rate (%) JPY	—	—	—	0.460	—
Average fixed interest rate (%) USD	—	—	2.050	3.120	3.930
Foreign exchange risk
Exchange and interest rate instruments
Nominal	211	3,903	4,777	—	—	8,891
Average GBP/EUR exchange rate	—	0.860	0.870	—	—
Average USD/EUR exchange rate	—	1.120	1.120	—	—
Average USD/CLP exchange rate	747.720	747.900	746.700	—	—
Average CNY/EUR exchange rate	—	7.910	8.010	—	—
Average SAR/EUR exchange rate	4.160	0.042	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	14	289	346	2,599	949	4,197
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.660
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) EUR/COP	—	—	6.160	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.850	—
Average fixed interest rate (%) HKD/EUR	—	—	2.520	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	0.540	0.660	1.280
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.610
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.240
Average fixed interest rate (%) USD/COP	7.540	—	5.670	7.620	7.220
Average AUD/EUR exchange rate	—	—	—	1.499	1.508
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.171	—	—	—
Average HKD/EUR exchange rate	—	—	8.719	8.782	—
Average JPY/EUR exchange rate	—	—	130.470	132.461	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.727	—
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/MXN exchange rate	—	—	—	0.052	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Credit Risk
Credit risk instruments
Nominal	—	13	—	244	—	257
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	353	4,410	207	4,970
Interest rate risk
Bond Forward instruments
Nominal	11,626	—	1,792	5,443	—	18,861
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,592	3,838	13,595	3,359	—	23,384
Average BRL/EUR exchange rate	4.590	4.740	4.740	4.880	—
Average CLP/EUR exchange rate	822.130	822.320	811.640	824.360	—
Average COP/EUR exchange rate	—	—	3,828.610	—	—
Average GBP/EUR exchange rate	0.890	0.910	0.940	—	—
Average MAD/EUR exchange rate	—	10.770	10.870	—	—
Average MXN/EUR exchange rate	23.490	23.100	23.270	—	—
Average PLN/EUR exchange rate	4.370	4.380	4.390	—	—